Provision (Tables)	12 Months Ended
Dec. 31, 2022
Provisions
Schedule of details of provisions

	Thousands of Euros
	31/12/2022	31/12/2021
Provisions for pensions and similar obligations (a)	94,071	6,717
Other provisions	15,992	17,405
Non-current provisions	110,063	24,122

Trade provisions	56,339	31,407

Current provisions	56,339	31,407

Schedule of movement in non current and current provisions

	Thousands of Euros
	Reference	31/12/2022	31/12/2021	31/12/2020
Opening balance		55,529	38,446	61,139

Business combinations	Note 3	138,476	32	954
Net charges		12,588	15,664	414
Net reversal		—	—	(21,998)
Net cancellations		(9,091)	(794)	(422)
Transfers		(33,575)	(673)	468
Translation differences		2,475	2,854	(2,109)

Closing balance		166,402	55,529	38,446

Schedule of components of net defined benefit liability, costs for the defined benefit plans and reconciliation of the net present value of the defined benefit obligation

Thousands of Euros
31/12/2022
From pension plans	80,445
From similar obligations	11,046
Net present value of defined benefit obligations	91,491

For pension plans	(4,222)
For similar obligations	(1,454)
Fair value of plan assets	(5,676)

From pension plans	76,223
From similar obligations	9,592
Net defined benefit liability	85,815

Thousands of Euros
31/12/2022
Current service cost	3,517
Net interest expenses	766
Total expenses recognised in profit and loss	4,283

Actuarial losses due to experience adjustments	1,294
Actuarial gains due to changes in financial assumptions	(34,754)
Actuarial gains from changes in demographic assumptions	(6)
Return on plan assets (excluding amounts included in net interest expense)	755
Revaluation recognised directly in other comprehensive income	(32,711)

Defined benefit costs	(28,428)

Thousands of Euros
31/12/2022
Net present value of defined benefit obligation at 1 May	122,880

Current service cost	3,517
Interest expense	816
Expenses recognised in the statement of profit and loss	4,333

Actuarial losses due to experience adjustments	1,294
Actuarial gains due to changes in financial assumptions	(34,754)
Actuarial gains from changes in demographic assumptions	(6)
Revaluation recognised directly in other comprehensive income	(33,466)

Pension benefits paid	(2,256)

Net present value of defined benefit obligations at 31 December	91,491

Schedule of reconciliation of the fair value of plan assets

Thousands of Euros
31/12/2022
Fair value of plan assets as of 1 May	4,560

Interest income	50
Income recognised in the consolidated statement of income	50

Return on plan assets (excluding amounts included in net interest expenses)	(755)
Revaluations recognised directly in the statement of comprehensive income	(755)

Contribution by the employer	1,821
Payments from plan assets	—

Fair value of plan assets as of 31 December	5,676

Schedule of expected payment on current and pension obligations

Thousands of Euros
31/12/2022
In the next 12 months	4,394
Between 2 and 5 years	21,629
Between 5 and 10 years	31,124
After 10 years	112,888
Total expected payments	170,035

Schedule of asset classes composing fair value of plan assets

Thousands of Euros
31/12/2022
Cash and cash equivalents	187
Financial investment	1,000
Fund shares	4,489
Fair value of plan assets	5,676

Schedule of actuarial assumptions used to calculate the pension plan provision

31/12/2022
Discount rate	3.9%
Expected return on plan assets	1.1%
Rate of increase for wages and salaries	3.4%
Rate of interest for pensions	2.2%
Employee turnover rate	3.0%

Schedule of sensibility analysis of parameter change

	Thousands of Euros
		Impact on the
	Parameter change	pension obligation
Rate of interest	Increase by 50 basis points	(4,906)
Rate of interest	Decrease by 50 basis points	5,414
Salary trend	Increase by 50 basis points	171
Salary trend	Decrease by 50 basis points	(166)
Pension trend	Increase by 100 basis points	6,227
Pension trend	Decrease by 100 basis points	(5,310)
Life expectancy	Increase by one year	2,916

Schedule of breakdown of expense for defined contribution plans

Thousands of Euros
31/12/2022
Defined contribution plans of the Company	134
Employer contributions to statutory pension scheme	11,710
11,844